SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of segments abstract [Abstract]
Disclosure of operating segments [text block]

The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment:

2019	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	102,805	153,937	-	256,742	37,813	13,419	5,182	56,414	-	313,156	(4,645)	308,511
Ship sale revenue	8,067	-	-	8,067	7,352	8,480	-	15,832	-	23,899	(7,353)	16,546
Other	1,360	1,218	1,058	3,636	-	-	924	924	-	4,560	1,429	5,989
Total revenue	112,232	155,155	1,058	268,445	45,165	21,899	6,106	73,170	-	341,615	(10,569)	331,046

Voyage expenses	(53,449)	(74,286)	(22)	(127,757)	(5,502)	(2,497)	-	(7,999)	-	(135,756)	(13,688)	(149,444)
Vessel operating costs	(23,632)	(4,436)	1,483	(26,585)	(10,194)	(5,743)	864	(15,073)	-	(41,658)	7,769	(33,889)
Charter hire costs	(15,162)	(41,393)	-	(56,555)	(5,581)	-	-	(5,581)	-	(62,136)	468	(61,668)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,585)	(3,596)	-	(14,181)	(5,305)	(1,489)	(2,269)	(9,063)	-	(23,244)	5,715	(17,529)
Depreciation of ships and ship equipment – right-of-use assets	(114)	(24,945)	-	(25,059)	(5,420)	(25)	-	(5,445)	-	(30,504)	55	(30,449)
Cost of ship sale	(8,280)	-	-	(8,280)	(7,757)	(8,564)	-	(16,321)	-	(24,601)	7,757	(16,844)
Other	(232)	(15)	-	(247)	(139)	(444)	(2)	(585)	-	(832)	135	(697)
Costs of sales	(111,454)	(148,671)	1,461	(258,664)	(39,898)	(18,762)	(1,407)	(60,067)	-	(318,731)	8,211	(310,520)

Gross profit (loss)	778	6,484	2,519	9,781	5,267	3,137	4,699	13,103	-	22,884	(2,358)	20,526

Operating (loss) profit	(11,354)	(4,910)	94	(16,170)	(7,459)	(5,774)	2,202	(11,031)	(2,255)	(29,456)	(1,989)	(31,445)
Interest income	659	666	-	1,325	368	180	37	585	-	1,910	69	1,979
Interest expense	(4,850)	(5,257)	-	(10,107)	(3,214)	(893)	(1,042)	(5,149)	-	(15,256)	3,340	(11,916)
Share of losses of joint ventures	-	-	-		-	-	-	-	-	-	(1,420)	(1,420)
Taxation	(95)	(99)	-	(194)	(215)	(296)	20	(491)	-	(685)	-	(685)
(Loss) profit for the year	(15,640)	(9,600)	94	(25,146)	(10,520)	(6,783)	1,217	(16,086)	(2,255)	(43,487)	-	(43,487)

Impairment loss on owned ships	2,905	-	-	2,905	8,124	5,966	-	14,090	-	16,995	-	16,995
Impairment loss on right-of-use assets	-	2,250	-	2,250	-	-	-	-	-	2,250	-	2,250
Impairment loss on goodwill and intangible assets	-	-	-	-	1,589	1,590	-	3,179	-	3,179	-	3,179
Capital expenditure	3,065	50,008	31	53,104	54,000	605	57	54,662	-	107,766	(1,565)	106,201

2018	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	116,372	146,097	1,218	263,687	37,911	17,395	5,183	60,489	-	324,176	(20,321)	303,855
Ship sale revenue	8,667	-	-	8,667	-	3,780	-	3,780	-	12,447	(3,780)	8,667
Other	1,670	1,225	1,060	3,955	-	-	1,133	1,133	-	5,088	1,408	6,496
Total revenue	126,709	147,322	2,278	276,309	37,911	21,175	6,316	65,402		341,711	(22,693)	319,018

Voyage expenses	(57,707)	(71,087)	41	(128,753)	(7,966)	(3,463)	-	(11,429)	-	(140,182)	(11,523)	(151,705)
Vessel operating costs	(26,514)	(3,405)	1,670	(28,249)	(11,313)	(8,960)	1,036	(19,237)	-	(47,486)	14,829	(32,657)
Charter hire costs	(16,091)	(69,428)	(1,468)	(86,987)	(16,090)	-	-	(16,090)	-	(103,077)	2,429	(100,648)
Depreciation of ships, drydocking and plant and equipment– owned assets	(9,016)	(2,716)	-	(11,732)	(3,157)	(1,738)	(2,268)	(7,163)	-	(18,895)	4,801	(14,094)
Cost of ship sale	(7,676)	-	-	(7,676)	-	(3,784)	-	(3,784)	-	(11,460)	3,785	(7,675)
Other	(550)	24	859	333	(1,269)	(697)	(2)	(1,968)	-	(1,635)	489	(1,146)
Costs of sales	(117,554)	(146,612)	1,102	(263,064)	(39,795)	(18,642)	(1,234)	(59,671)		(322,735)	14,810	(307,925)

Gross profit (loss)	9,155	710	3,380	13,245	(1,884)	2,533	5,082	5,731		18,976	(7,883)	11,093

Operating (loss) profit	1,758	(5,993)	271	(3,964)	(7,368)	(922)	8,075	(215)	(6,195)	(10,374)	(4,110)	(14,484)
Interest income	1,196	1,190	2	2,388	536	258	42	836	-	3,224	563	3,787
Interest expense	(4,985)	(1,764)	-	(6,749)	(3,249)	(921)	(1,104)	(5,274)	-	(12,023)	5,506	(6,517)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(454)	(454)
Impairment loss recognised on financial assets	(16)	(8)	-	(24)	(37)	(21)	(3)	(61)	-	(85)	(1,498)	(1,583)
Taxation	113	(131)	(1)	(19)	158	262	(1,785)	(1,365)	-	(1,384)	(5)	(1,389)
(Loss) profit for the year	(1,934)	(6,706)	272	(8,368)	(9,960)	(1,344)	5,225	(6,079)	(6,195)	(20,642)	2	(20,640)

Impairment loss on ships	-	-	-	-	1,262	1,600	-	2,862	-	2,862	(2,862)	-
Capital expenditure	26,690	6,629	307	33,626	-	815	54	869	-	34,495	(1,776)	32,719

2017	Drybulk Carrier Business				Tanker Business				Unallocated			Combined
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	118,262	156,517	56,644	331,423	42,561	22,740	14,186	79,487	-	410,910	(24,941)	385,969
Ship sale revenue	6,830	-	-	6,830	10,897	-	-	10,897	-	17,727	-	17,727
Other	1,639	911	1,068	3,618	(151)	-	958	807	-	4,425	1,401	5,826
Total revenue	126,731	157,428	57,712	341,871	53,307	22,740	15,144	91,191	-	433,062	(23,540)	409,522

Voyage expenses	(59,004)	(76,497)	(11,574)	(147,075)	(7,555)	(3,725)	-	(11,280)	-	(158,355)	(8,569)	(166,924)
Vessel operating costs	(26,546)	(3,302)	(1,020)	(30,868)	(13,267)	(9,488)	(3,072)	(25,827)	-	(56,695)	15,858	(40,837)
Charter hire costs	(22,773)	(73,336)	(14,054)	(110,163)	(16,257)	(2,148)	-	(18,405)	-	(128,568)	820	(127,748)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,642)	(2,648)	(4)	(13,294)	(6,476)	(2,324)	(4,073)	(12,873)	-	(26,167)	8,192	(17,975)
Cost of ship sale	(5,339)	-	-	(5,339)	(12,221)	-	-	(12,221)	-	(17,560)	-	(17,560)
Other	341	(124)	(14,957)	(14,740)	(756)	(864)	(278)	(1,898)	-	(16,638)	274	(16,364)
Costs of sales	(123,963)	(155,907)	(41,609)	(321,479)	(56,532)	(18,549)	(7,423)	(82,504)	-	(403,983)	16,575	(387,408)

Gross profit ( loss )	2,768	1,521	16,103	20,392	(3,225)	4,191	7,721	8,687	-	29,079	(6,965)	22,114

Operating (loss) profit	(20,039)	(3,109)	15,948	(7,200)	(22,203)	(9,372)	6,724	(24,851)	(4,481)	(36,532)	(8,724)	(45,256)
Interest income	2,052	2,048	1,562	5,662	320	215	376	911	-	6,573	591	7,164
Interest expense	(5,158)	(2,218)	(53)	(7,429)	(2,583)	(600)	(1,361)	(4,544)	-	(11,973)	5,425	(6,548)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(12,946)	(12,946)
Taxation	(250)	(240)	(2,410)	(2,900)	316	510	(1,693)	(867)	-	(3,767)	541	(3,226)
(Loss) profit for the year	(23,395)	(3,519)	15,047	(11,867)	(24,150)	(9,247)	4,046	(29,351)	(4,481)	(45,699)	(15,113)	(60,812)
Impairment loss on net assets of disposal group	-	-	5,092	5,092	-	-	-	-	-	5,092	-	5,092
Impairment loss on goodwill and intangible assets	-	-	-	-	3,902	5,853	-	9,755	2,364	12,119	-	12,119
Impairment loss on ships	14,174	-	-	14,174	13,149	4,857	-	18,006	-	32,180	(15,677)	16,503
Capital expenditure	4,148	4,574	1,172	9,894	2,287	20	985	3,292	-	13,186	(6,756)	6,430